Accounts Receivables	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Accounts Receivables

Note 4 – Accounts Receivables

The following is a summary of accounts receivable as at December 31, 2015 and March 31, 2015;

	12/31/2015	3/31/2015
Accounts receivable – Trade	$655,387	$677,911
Less: Provision for doubtful debts	(101,431)	(109,143)
	$553,957	$568,768

Note 5 – Accounts Receivable

The following is a summary of accounts receivable as at March 31, 2015 and 2014;

	3/31/2015	3/31/2014
Accounts receivable - Trade	$677,911	$838,693
Less: Provision for doubtful debts	(109,143)	(142,208)
	$568,768	$696,485

Duo Software (Pvt.) Limited [Member]
Accounts Receivables

Note 4 – Accounts Receivable

The following is a summary of accounts receivable as at March 31, 2014 and 2013;

	03/31/2014	03/31/2013

Accounts receivable Trade	$838,693	$642,191
Less: Provision for doubtful debts	(142,208)	-
	$696,485	$642,191